Average Annual Total Returns - 1290 Retirement 2035 Fund	Mar. 01, 2021
SpTargetDateTwoZeroThreeFiveIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	12.79%
Since Inception	10.11%
Class I Shares
Average Annual Return:
1 Year	7.02%
Since Inception	8.57%
Inception Date	Feb. 27, 2017
Class I Shares | After Taxes on Distributions
Average Annual Return:
1 Year	5.54%
Since Inception	7.53%
Inception Date	Feb. 27, 2017
Class I Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.67%
Since Inception	6.31%
Inception Date	Feb. 27, 2017